Share-Based and Other Non-Cash Compensation - Stock Options - Additional Information (Details) - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Stockholders Equity Note [Line Items]
Options granted	0	0
Forfeited, cancelled or expired	(258,000)	0